MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2016
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2016
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$135,957	$932	$(913)	$135,976
Private-label	1,459	244	—	1,703

Total	$137,416	$1,176	$(913)	$137,679

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in Thousands)
2015
HELD TO MATURITY

Collateralized mortgage obligations:
Agency	$160,614	$1,130	$(909)	$160,835
Private-label	2,025	405	—	2,430

Total	$162,639	$1,535	$(909)	$163,265

Schedule of Mortgage-Backed Securities by Contractual Maturity

	Due in one year or less	Due after one through five years	Due after five through ten years	Due after ten years	Total
	(Dollars in Thousands)
HELD TO MATURITY
Amortized cost	$—	$—	$344	$137,072	$137,416
Fair value	—	—	354	137,325	137,679
Weighted average yield	—%	—%	1.87%	1.56%	1.56%